Commitments and Contingencies (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 13, 2019	Jul. 31, 2018	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Percentage of Total Revenue				100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Operating lease liabilities				$ 46,000		$ 46,000		$ 3,300,000	$ 3,458,000	$ 3,458,000
Brooklyn Immunotherapeutics, LLC [Member]
Sublease payments						32,676
Operating lease liabilities				102,588		$ 102,588		$ 103,350
Brooklyn Immunotherapeutics, LLC [Member] | IRX Royalty Agreements [Member]
Percentage of Total Revenue						7.00%
Brooklyn Immunotherapeutics, LLC [Member] | Termination Agreement [Member]
Percentage of Total Revenue						6.00%
Brooklyn Immunotherapeutics, LLC [Member] | Investor Royalty Agreement [Member]
Percentage of Total Revenue			4.00%			4.00%
Royalty agreement expiration date, description			The Investor Royalty Agreement expires in September 2028.			The Investor Royalty Agreement expires in September 2028.
Brooklyn Immunotherapeutics, LLC [Member] | CEO Separation Agreement [Member] | Chief Executive Officer [Member]
Severance pay	$ 225,000	$ 275,000
Unused vacation time	37,518
Health and dental insurance plan	$ 14,032
Brooklyn Immunotherapeutics, LLC [Member] | IRX Therapeutics, Inc [Member]
Business combination percentage								25.00%
Legal settlements				$ 150,000		$ 150,000		$ 100,000